Income Taxes - Schedule Company's Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Components Of Deferred Tax Assets [Abstract]
Inventories	$ 1,212	$ 394
Accrued expenses	17,240	4,184
Deferred government grants	2,838	985
Fixed assets	5,382	4,160
Tax losses carried forward	338	4,420
Less: valuation allowance	(119)	(2,775)
Deferred tax assets	$ 26,891	$ 11,368